Income tax expense - Deferred tax assets and deferred tax liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Net operating tax loss carry forwards	¥ 17,973		¥ 16,504
Inventory provisions	13,768		13,357
Product warranty	327		775
Accrued expenses and others	16,410		27,577
Less: Valuation Allowance	(13,315)		(8,551)	¥ (3,613)
Total deferred tax assets	35,163		49,662
Deferred tax liabilities:
Accelerated depreciation of property, equipment and leasehold improvement	(17,970)		(13,480)
Unrealized investment income	(2,020)		(2,063)
Assets arisen from business combination	(98,981)		(12,248)
Total deferred tax liabilities	(118,971)		(27,791)
Presentation in the consolidated balance sheet:
Deferred tax assets, net	29,104	$ 4,162	38,067
Deferred tax liabilities	(112,912)	$ (16,146)	(16,196)
Net deferred tax assets	¥ (83,808)		¥ 21,871